Lease Commitments (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Sep. 30, 2017	Nov. 30, 2017
Monthly rent expenses		$ 16,621
First Lease [Member]
Monthly rent expenses	$ 1,868
Lease expires date	Sep. 30, 2020
First Lease [Member] | RMB [Member]
Monthly rent expenses	$ 12,353
Second Lease [Member]
Monthly rent expenses	$ 1,357
Lease expires date	Sep. 30, 2019
Second Lease [Member] | RMB [Member]
Monthly rent expenses	$ 8,964